Derivative Financial Instruments - Details of current and potential exposures and aggregated by credit rating (Detail) - Dec. 31, 2021 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
Current [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ (50,286)
Current [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(32,117)
Current [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(81,618)
Current [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	108,122
Current [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	59,253
Current [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(66,883)
Less than 1 year [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	365,386
Less than 1 year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	126,649
Less than 1 year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	296,778
Less than 1 year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	477,202
Less than 1 year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	403,553
Less than 1 year [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	69,715
1 to 3 Year [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	301,560
1 to 3 Year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	193,630
1 to 3 Year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	211,254
1 to 3 Year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	545,991
1 to 3 Year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	642,187
1 to 3 Year [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	147,830
3-5 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	263,319
3-5 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	55,216
3-5 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	102,940
3-5 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	603,062
3-5 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	721,421
3-5 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	124,427
5-7 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	130,333
5-7 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	66,688
5-7 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	130,962
5-7 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	358,306
5-7 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	442,023
5-7 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ 161,519
7-10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		$ 0
7-10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		0
7-10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		0
7-10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		122,984
7-10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		263,718
7-10 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		0
More than 10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		0
More than 10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		0
More than 10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		0
More than 10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		162,275
More than 10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		298,349
More than 10 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos		$ 0